Commitments and contingencies (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies [Abstract]
Office lease expenses	SFr 52,280	SFr 50,260	SFr 49,314